Capital Management (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AUD ($)	Oct. 31, 2018 AUD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016	Apr. 30, 2011 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per the agreements			3.5	3.5	3.5		3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			3.5	3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			4.5	4.5	4.5
DMTNP
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R									R 10,000,000,000
Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount of facility		$ 115,000,000	$ 115,000.000
Term of facility		3 years
BorrowingsMaximumTanzanianShillingFacility		$ 45,000,000	450,000,000
Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		6.70%
Unsecured One Hundred and Fifteen Million Dollar Multi Currency Loan Facility | Lending Agent Reference Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		5.00%
Unsecured One Point Four Billion Dollar Multi Currency Syndicated Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 1,400,000,000.0		$ 1,400,000,000.0
Term of facility	5 years
Borrowings Maximum Australian dollar Facility					$ 500,000,000.0	$ 500,000,000
Unsecured One Point Four Billion Dollar Multi Currency Syndicated Loan Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.45%					1.45%
Unsecured One Point Four Billion Dollar Multi Currency Syndicated Loan Facility | Bank Bill Swap Bid Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.45%					1.45%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 1,000,000,000
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.30%	1.30%	1.30%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 1,400,000,000.0
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.65%	1.65%	1.65%
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 2,500,000,000.0
Syndicated revolving credit facility (R2.5bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.80%	1.80%	1.80%
Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R							R 1,500,000,000.0
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 700,000,000.0
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 300,000,000.0
Term of facility			30 years
Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility					$ 500,000,000.0	$ 500,000,000
Unsecured One Billion US Dollar based Syndicated Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 1,000,000,000